INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS AND GOODWILL [Abstract]
INTANGIBLE ASSETS AND GOODWILL
16.   INTANGIBLE ASSETS AND GOODWILL

The details of intangible assets and goodwill are as follows:

In thousands of USD	Rights to electricity capacity	Patents, trademarks and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2024	-	4,899	754	5,653	-
Additions	-	110	299	409	-
Acquired through the Norway Acquisition (Note 6(b))	22,429	-	-	22,429	14,451
At June 30, 2024	22,429	5,009	1,053	28,491	14,451
Accumulated amortization:
At January 1, 2024	-	(573)	(303)	(876)	-
Charge for the period	-	(497)	(143)	(640)	-
At June 30, 2024	-	(1,070)	(446)	(1,516)	-
Net book value:
At June 30, 2024	22,429	3,939	607	26,975	14,451
Cost:
At January 1, 2023	-	3	441	444	-
Additions	-	4,896	-	4,896	-
At June 30, 2023	-	4,899	441	5,340	-
Accumulated amortization:
At January 1, 2023	-	(1)	(121)	(122)	-
Charge for the period	-	(82)	(72)	(154)	-
At June 30, 2023	-	(83)	(193)	(276)	-
Net book value:
At June 30, 2023	-	4,816	248	5,064	-

The Group had entered into contractual commitments, which was not recognized in payables, for the acquisition of intangible assets amounting to nil and approximately US$8,000 as of June 30, 2024 and December 31, 2023, respectively.

The Group did not record any impairment loss on intangible assets and goodwill for the six months ended June 30, 2024 and 2023.